UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
               Houston, TX 77024-3925
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street
                  Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Parkway, Suite 310
Leawood, KS 66221

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Commonwealth International
Series Trust
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
713-781-2856

DISTRIBUTOR
UMB Distribution Services, LLC
803 West Michigan Street
Milwaukee, WI 53233

TRANSFER AGENT & ADMINISTRATOR
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211	Commonwealth Australia/New Zealand Fund Africa Fund Commonwealth Japan Fund Commonwealth Global Fund Commonwealth Real Estate Securities Fund SEMI-ANNUAL REPORT April 30, 2013

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Table of Contents

Performance Overview	1
Portfolio Composition	2
Schedules of Investments	3
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Additional Information	31
Approval of the Renewal of Investment Advisory Agreement	33

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

PERFORMANCE OVERVIEW – April 30, 2013 (Unaudited)

		Average Annual Total Returns as of April 30, 2013				Gross	Net

	Inception					Expense	Expense
	Date	1 Year	5 Year	10 Year	Inception	Ratio*	Ratio*

Commonwealth Australia/New Zealand Fund	11/25/91	19.65%	3.50%	10.00%	6.28%	3.32%	3.32%
Africa Fund	11/07/11	0.06%	—	—	2.46%	8.36%	7.11%
Commonwealth Japan Fund	07/10/89	11.31%	-2.26%	0.72%	-4.20%	4.85%	4.85%
Commonwealth Global Fund	12/03/02	8.73%	0.32%	7.45%	7.19%	3.33%	3.33%
Commonwealth Real Estate Securities Fund	01/05/04	14.84%	0.90%	—	3.74%	3.53%	3.53%

The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses. Performance data represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Funds can be found in the Funds’ Prospectus. To obtain performance information current to the most recent month end, please call 1-888-345-1898.

*
The above expense ratios are from the Funds’ Prospectus dated February 28, 2013. Additional information pertaining to the Funds’ expense ratios as of April 30, 2013 can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund net operating expenses would be 3.32%, 7.07%, 4.84%, 3.31% and 3.53% for the Australia/New Zealand Fund, Africa Fund, Japan Fund, Global Fund and the Real Estate Securities Fund, respectively.

Investment Risks

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of a Fund will fluctuate as the value of these securities in the portfolio changes.

The Funds’ investments in debt and/or fixed income securities also contain risk factors. The value of these securities tends to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.

The Fund’s expenses, as with any mutual fund, detract from the Fund’s performance. The Fund’s asset levels have a direct effect on the expense indirectly paid by shareholders. To the extent the Fund’s assets decline and the expenses of the Fund rise or do not decrease proportionately, performance will be negatively impacted.

International investing involves increased risk and volatility. An investment in a Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Because the Commonwealth Australia/ New Zealand Fund, Africa Fund and the Commonwealth Japan Fund invest primarily in industries located principally in Australia/New Zealand, Africa and Japan, the Funds are particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer of those countries.

The Commonwealth Real Estate Securities Fund’s investments in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Investments are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

By itself none of the Funds constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather change in the value of their investments. Investors should refer to the Funds’ prospectus for a more complete description of risks associated with investing in and of the Funds.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

PORTFOLIO COMPOSITION – April 30, 2013* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or	Percent of Total
Security Type	Investments

Commercial Services	17.9%
Healthcare – Services	11.8%
Transportation	7.2%
Oil & Gas	7.1%
Retail	7.0%
Telecommunications	5.1%
Electric	4.8%
Home Furnishings	4.6%
REITS	4.3%
Mining	4.0%
Bonds – New Zealand	3.7%
Diversified Financial Services	3.5%
Media	3.3%
Insurance	3.3%
Preferred Stocks	2.6%
Electrical Components & Equipment	2.4%
Healthcare – Products	2.2%
Metal Fabricate/Hardware	1.6%
Bonds – Australia	1.1%
Chemicals	1.0%
Agriculture	1.0%
Software	0.5%

100.0%

AFRICA FUND
Country or	Percent of Total
Security Type	Investments

South Africa	56.2%
Exchange Traded Funds – Africa Region	12.0%
Short-Term Investments	11.6%
Exchange Traded Funds – South Africa	11.5%
Egypt	4.5%
United Kingdom	2.6%
Bonds – South Africa	1.2%
Guernsey	0.4%

100.0%

COMMONWEALTH JAPAN FUND
Industry or	Percent of Total
Security Type	Investments

Transportation	20.8%
Short-Term Investments	12.8%
Exchange Traded Funds	7.8%
Healthcare – Products	6.5%
Real Estate	5.2%
Auto Parts & Equipment	5.1%
Insurance	5.1%
Distribution/Wholesale	3.3%
Cosmetics/Personal Care	3.1%
Beverages	2.9%
Engineering & Construction	2.9%
Electric	2.7%
Machinery – Diversified	2.6%
Electronics	2.5%
Retail	2.4%
Auto Manufacturers	2.1%
Banks	2.1%
Entertainment	1.6%
Computers	1.6%
REITS	1.5%
Hand/Machine Tools	1.5%
Leisure Time	1.3%
Chemicals	1.2%
Food	0.7%
Diversified Financial Services	0.7%

100.0%

COMMONWEALTH GLOBAL FUND
Country or	Percent of Total
Security Type	Investments

United States	37.8%
United Kingdom	15.0%
Switzerland	7.0%
Short-Term Investments	6.0%
France	4.4%
Preferred Stocks	4.3%
Israel	3.9%
Bermuda	3.1%
Netherlands	2.6%
Mexico	2.5%
Guernsey	2.4%
Canada	2.1%
Germany	2.1%
Japan	1.6%
India	1.6%
Spain	1.5%
South Africa	1.3%
Brazil	0.6%
Call Options	0.2%

100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or	Percent of Total
Security Type	Investments

REITS – Office Property	13.4%
Building Materials	10.9%
Lodging	9.6%
REITS – Apartments	8.9%
REITS – Hotels	7.8%
Real Estate	6.9%
Home Builders	5.3%
Telecommunications	5.0%
Short-Term Investments	5.0%
REITS – Storage	4.8%
REITS – Diversified	4.1%
REITS – Shopping Centers	3.6%
Engineering & Construction	2.5%
Exchange Traded Funds	2.2%
Retail	2.1%
REITS – Warehouse/Industries	2.1%
REITS – Health Care	2.1%
Savings & Loans	1.9%
REITS – Single Tenant	1.8%

100.0%

* Portfolio composition is subject to change.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

SCHEDULES OF INVESTMENTS – April 30, 2013 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value

AUSTRALIA (18.9%)
COMMON STOCKS (17.9%)
CHEMICALS (0.9%)
Nufarm, Ltd.	55,013	$239,534

ELECTRIC (2.1%)
AGL Energy, Ltd.	33,299	547,849

HEALTHCARE – PRODUCTS (1.1%)
Cochlear, Ltd.	4,000	273,606

HEALTHCARE – SERVICES (1.4%)
Sonic Healthcare, Ltd.	26,324	361,866

INSURANCE (2.1%)
QBE Insurance Group, Ltd.	38,445	532,873

MINING (3.8%)
Orica, Ltd.	13,374	316,811
OZ Minerals, Ltd.	30,866	137,595
PanAust, Ltd.	213,387	513,226

		967,632

OIL & GAS (2.4%)
Santos, Ltd.	28,536	365,353
Woodside Petroleum, Ltd.	6,518	253,801

		619,154

RETAIL (2.0%)
Wesfarmers, Ltd.	11,583	520,791

TRANSPORTATION (2.1%)
Asciano Group	93,333	522,494

TOTAL COMMON STOCKS (Cost $3,615,607)		4,585,799

	Principal

CORPORATE BONDS (1.0%)
CBA Capital Australia, Ltd., 3.43%, 4/15/15 (1) (2) (3)	$300,000	250,964

TOTAL CORPORATE BONDS (Cost $202,443)		250,964

TOTAL AUSTRALIA (Cost $3,818,050)		4,836,763

	Shares

NEW ZEALAND (74.8%)
COMMON STOCKS (68.8%)
AGRICULTURE (0.9%)
PGG Wrightson, Ltd.	715,459	233,029

COAL (0.0%)
Pike River Coal, Ltd. (4) (5)	1,145,295	—

COMMERCIAL SERVICES (16.8%)
Guinness Peat Group PLC (5)	495,906	235,903
Mowbray Collectables, Ltd. (5) (6)	821,593	338,017
Northland Port Corp. (NZ), Ltd.	81,425	191,227
Port of Tauranga, Ltd.	50,000	664,267
South Port New Zealand, Ltd.	1,027,930	2,863,437

		4,292,851

DIVERSIFIED FINANCIAL SERVICES (3.3%)
Heartland New Zealand, Ltd.	1,252,765	837,539

ELECTRIC (2.3%)
Infratil, Ltd.	210,076	415,038
TrustPower Ltd.	30,000	187,709

		602,747

ELECTRICAL COMPONENTS & EQUIPMENT (2.3%)
Cavotec SA	130,250	580,800

HEALTHCARE – PRODUCTS (1.0%)
Ebos Group, Ltd.	31,634	263,007

HEALTHCARE – SERVICES (9.6%)
Metlifecare, Ltd.	120,385	366,304
Ryman Healthcare, Ltd.	400,000	2,091,369

		2,457,673

HOME FURNISHINGS (4.3%)
Scott Technology, Ltd.	497,396	1,108,451

INSURANCE (1.0%)
Tower, Ltd.	169,723	250,213

MEDIA (3.1%)
Sky Network Television, Ltd.	159,745	783,184

METAL FABRICATE/HARDWARE (1.4%)
Methven, Ltd.	356,250	369,472

See accompanying notes to financial statements.

3

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

SCHEDULES OF INVESTMENTS – April 30, 2013 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value

NEW ZEALAND (74.8%) - Continued
COMMON STOCKS (68.8%) - Continued
OIL & GAS (4.3%)
New Zealand Oil & Gas, Ltd.	962,531	$676,503
New Zealand Refining Co., Ltd./The	200,000	414,845

		1,091,348

REITS (4.0%)
Goodman Property Trust	364,809	353,333
Vital Healthcare Property Trust	564,063	667,187

		1,020,520

RETAIL (4.5%)
Briscoe Group, Ltd.	183,520	393,246
Colonial Motor Co., Ltd.	199,565	720,124
Kathmandu Holdings, Ltd.	20,000	38,570

		1,151,940

SOFTWARE (0.5%)
Xero Ltd. (5)	10,000	127,711

TELECOMMUNICATIONS (4.8%)
Chorus, Ltd.	100,000	235,707
TeamTalk, Ltd.	396,019	984,362

		1,220,069

TRANSPORTATION (4.7%)
Freightways, Ltd.	173,540	669,349
Mainfreight, Ltd.	60,000	542,042

		1,211,391

TOTAL COMMON STOCKS (Cost $11,639,504)		17,601,945

PREFERRED STOCKS (2.5%)
INVESTMENT COMPANIES (2.5%)
ASB Capital, Ltd., 3.46% (1) (2)	954,218	633,856

TOTAL PREFERRED STOCKS (Cost $686,799)		633,856

	Principal

CORPORATE BONDS (3.5%)
Credit Agricole SA, 5.04%, 12/29/49 (1) (2) (3)	$890,000	482,493
Sky Network Television, Ltd., 3.19%, 10/16/16 (1) (2) (3)	500,000	412,060

TOTAL CORPORATE BONDS (Cost $801,162)		894,553

TOTAL NEW ZEALAND (Cost $13,127,465)		19,130,354

TOTAL INVESTMENTS (93.7%) (Cost $16,945,515)		23,967,117
OTHER ASSETS IN EXCESS OF LIABILITIES (6.3%)		1,602,922

NET ASSETS (100.0%)		$25,570,039

(1)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2013.
(2)	Callable.
(3)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(4)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(5)	Non-income producing.
(6)	Affiliated Investment. See Note 5 of the Financial Statements.
PLC — Public Limited Company

See accompanying notes to financial statements.

4

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

SCHEDULES OF INVESTMENTS – April 30, 2013 (Unaudited)

Africa Fund

	Shares	Value

COMMON STOCKS (65.7%)
EGYPT (4.7%)
Orascom Construction Industries ADR (1)	800	$26,200
Orascom Telecom Holding SAE GDR (1)	20,000	67,400

		93,600

GUERNSEY (0.4%)
Agriterra, Ltd. (1)	210,000	8,187

SOUTH AFRICA (57.9%)
African Bank Investments, Ltd.	10,000	31,749
Anglo American Platinum, Ltd. (1)	800	30,346
AngloGold Ashanti, Ltd. ADR	2,000	39,000
Astral Foods, Ltd.	4,000	42,124
Barloworld, Ltd.	3,300	34,568
Bidvest Group, Ltd.	1,400	36,408
Capitec Bank Holdings, Ltd.	2,850	69,399
Clientele, Ltd.	25,000	32,039
Coronation Fund Managers, Ltd.	6,500	38,898
Discovery Holdings, Ltd.	9,000	81,981
FirstRand, Ltd.	9,800	34,052
Gold Fields, Ltd. ADR	5,000	37,300
Grindrod, Ltd.	35,000	73,327
Howden Africa Holdings, Ltd.	11,000	39,840
Imperial Holdings, Ltd. ADR	1,200	26,640
Invicta Holdings, Ltd.	3,000	32,763
JD Group, Ltd.	9,200	33,894
Kagiso Media, Ltd.	16,000	38,335
MTN Group, Ltd. ADR	2,600	47,242
Nedbank Group, Ltd.	2,000	42,490
Pinnacle Technology Holdings, Ltd.	15,000	36,775
PSG Group, Ltd.	5,200	38,246
Rainbow Chicken, Ltd.	18,000	30,891
Sasol, Ltd. ADR	1,600	69,472
Shoprite Holdings, Ltd. ADR	900	34,299
Standard Bank Group, Ltd. ADR	2,800	34,888
Steinhoff International Holdings, Ltd. (1)	13,222	35,289
Wilson Bayly Holmes-Ovcon, Ltd.	2,200	37,878

		1,160,133

UNITED KINGDOM (2.7%)
SABMiller PLC ADR	500	27,050
Tullow Oil PLC ADR	3,500	27,195

		54,245

TOTAL COMMON STOCKS (Cost $1,300,950)		1,316,165

EXCHANGE TRADED FUNDS (24.2%)
iShares MSCI South Africa Index Fund	3,700	237,540
Market Vectors Africa Index ETF	8,340	248,115

TOTAL EXCHANGE TRADED FUNDS (Cost $480,078)		485,655

	Principal

SOVEREIGN BONDS (1.2%)
SOUTH AFRICA (1.2%)
South Africa Government Bond, 8.00%, 12/21/18 (2)	R200,000	24,635

TOTAL SOVEREIGN BONDS (Cost $26,599)		24,635

	Shares

SHORT-TERM INVESTMENTS (12.0%)
Federated Government Obligations Fund, 0.01% (3)	239,843	239,843

TOTAL SHORT-TERM INVESTMENTS (Cost $239,843)		239,843

TOTAL INVESTMENTS (103.1%) (Cost $2,047,470)		2,066,298

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.1%)		(61,969)

NET ASSETS (100.0%)		$2,004,329

(1)	Non-income producing.
(2)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3)	Rate disclosed is the seven day yield as of April 30, 2013.
ADR — American Depository Receipt
GDR — Global Depository Receipt
PLC — Public Limited Company

See accompanying notes to financial statements.

5

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

SCHEDULES OF INVESTMENTS – April 30, 2013 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (82.4%)
AUTO MANUFACTURERS (2.2%)
Toyota Motor Corp. ADR	1,000	$116,300

AUTO PARTS & EQUIPMENT (5.3%)
NGK Spark Plug Co., Ltd.	6,000	101,000
Sumitomo Rubber Industries, Ltd.	10,000	184,336

		285,336

BANKS (2.2%)
Mizuho Financial Group, Inc.	30,000	66,164
Nishi-Nippon City Bank, Ltd.	15,000	50,008

		116,172

BEVERAGES (3.0%)
Coca-Cola West Co., Ltd.	4,000	74,391
Kirin Holdings Co., Ltd.	5,000	87,552

		161,943

CHEMICALS (1.3%)
JSR Corp.	3,000	69,026

COMPUTERS (1.7%)
INES Corp.	5,000	37,544
Otsuka Corp.	500	51,649

		89,193

COSMETICS/PERSONAL CARE (3.2%)
Unicharm Corp.	2,700	174,488

DISTRIBUTION/WHOLESALE (3.4%)
Marubeni Corp.	20,000	142,996
Yamae Hisano Co., Ltd.	4,000	38,570

		181,566

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Kyushu Leasing Service Co., Ltd.	13,000	36,006

ELECTRIC (2.8%)
Hokkaido Electric Power Co., Inc. (1)	6,000	76,012
Tohoku Electric Power Co., Inc. (1)	7,000	74,822

		150,834

ELECTRONICS (2.6%)
Hamamatsu Photonics K.K.	1,500	61,625
Hoya Corp.	4,000	79,930

		141,555

ENGINEERING & CONSTRUCTION (2.9%)
Kajima Corp.	33,000	105,278
Taihei Dengyo Kaisha, Ltd.	6,000	36,498
Takada Corp. (1)	6,000	16,679

		158,455

ENTERTAINMENT (1.7%)
Sankyo Co., Ltd.	2,000	91,091

FOOD (0.7%)
Maxvalu Kyushu Co., Ltd.	3,000	39,698

HAND/MACHINE TOOLS (1.6%)
Meidensha Corp.	28,000	83,582

HEALTHCARE – PRODUCTS (6.7%)
Asahi Intecc Co., Ltd.	4,000	237,165
Terumo Corp.	2,500	124,121

		361,286

INSURANCE (5.3%)
Dai-ichi Life Insurance Co., Ltd.	110	151,203
T & D Holdings, Inc.	6,000	69,672
Tokio Marine Holdings ADR	2,000	63,700

		284,575

LEISURE TIME (1.3%)
Shimano, Inc.	800	69,508

MACHINERY – DIVERSIFIED (2.7%)
Fanuc, Ltd.	700	105,555
Torishima Pump Manufacturing Co., Ltd.	5,000	40,570

		146,125

REAL ESTATE (5.4%)
Mitsui Fudosan Co., Ltd.	3,000	101,862
Sumitomo Realty & Development Co., Ltd.	4,000	188,747

		290,609

REITS (1.6%)
Fukuoka REIT Corp.	10	84,526

RETAIL (2.5%)
Sugi Holdings Co., Ltd.	2,500	96,041

TOTAL MEDICAL SERVICE Co., Ltd.	2,600	40,006

		136,047

See accompanying notes to financial statements.

6

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

SCHEDULES OF INVESTMENTS – April 30, 2013 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (82.4%) - Continued
TRANSPORTATION (21.6%)
Daiichi Koutsu Sangyo Co., Ltd.	2,500	$20,798
East Japan Railway Co.	1,500	126,481
Hankyu Hanshin Holdings, Inc.	22,000	142,176
Kawasaki Kisen Kaisha, Ltd.	30,000	65,856
Keikyu Corp.	13,000	143,755
Keio Corp.	18,000	154,732
Kintetsu World Express, Inc.	2,000	71,909
Mitsui OSK Lines, Ltd. (1)	18,000	74,781
Nippon Express Co., Ltd.	15,000	78,012
Nishi-Nippon Railroad Co., Ltd.	10,000	40,929
Tobu Railway Co., Ltd.	18,000	104,508
Yamato Holdings Co., Ltd.	7,000	134,780

		1,158,717

TOTAL COMMON STOCKS (Cost $3,085,670)		4,426,638

EXCHANGE TRADED FUNDS (8.1%)
iShares MSCI Japan Index Fund	20,000	234,000
iShares S&P/TOPIX 150 Index Fund	4,000	202,000

TOTAL EXCHANGE TRADED FUNDS (Cost $426,747)		436,000

SHORT-TERM INVESTMENTS (13.3%)
Federated Government Obligations Fund, 0.01% (2)	715,651	715,651

TOTAL SHORT-TERM INVESTMENTS (Cost $715,651)		715,651

TOTAL INVESTMENTS (103.8%) (Cost $4,228,068)		5,578,289
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.8%)		(202,055)

NET ASSETS (100.0%)		$5,376,234

(1)	Non-income producing.
(2)	Rate disclosed is the seven day yield as of April 30, 2013.
ADR — American Depository Receipt
REIT — Real Estate Investment Trusts

See accompanying notes to financial statements.

7

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

SCHEDULES OF INVESTMENTS – April 30, 2013 (Unaudited)

Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (90.5%)
BERMUDA (3.2%)
Bunge, Ltd.	6,500	$469,365

BRAZIL (0.6%)
Vale SA ADR	5,000	85,450

CANADA (2.1%)
InterOil Corp. (1)	4,000	316,480

FRANCE (4.4%)
Arkema SA ADR	4,130	388,220
Total SA ADR	5,200	261,248

		649,468

GERMANY (2.1%)
Siemens AG ADR	3,000	313,530

GUERNSEY (2.4%)
Amdocs, Ltd.	10,000	357,000

INDIA (1.6%)
ICICI Bank, Ltd. ADR	5,000	234,100

ISRAEL (4.0%)
NICE Systems, Ltd. ADR (1)	10,000	354,700
Teva Pharmaceutical Industries, Ltd. ADR	6,000	229,740

		584,440

JAPAN (1.6%)
Nidec Corp. ADR	14,000	237,160

MEXICO (2.6%)
Grupo Televisa SA ADR	15,000	379,800

NETHERLANDS (2.6%)
Unilever NV	9,000	382,320

SOUTH AFRICA (1.3%)
Shoprite Holdings, Ltd. ADR	5,000	190,550

SPAIN (1.5%)
Banco Santander SA ADR	31,672	229,622

SWITZERLAND (7.1%)
Nestle SA ADR	7,750	552,032
Roche Holding AG ADR	8,000	499,360

		1,051,392

UNITED KINGDOM (15.2%)
Anglo American PLC ADR	11,830	144,090
BG Group PLC ADR	10,000	167,900
BP PLC ADR	4,639	202,261
Centrica PLC ADR	7,000	161,770
Diageo PLC ADR	2,000	244,400
InterContinental Hotels Group PLC ADR	9,333	275,790
Old Mutual PLC ADR	13,125	335,014
Prudential PLC ADR	13,500	466,290
Vodafone Group PLC ADR	7,875	240,896

		2,238,411

UNITED STATES (38.2%)
AECOM Technology Corp. (1)	10,000	290,700
AGCO Corp.	5,000	266,250
BorgWarner, Inc. (1)	2,000	156,340
CF Industries Holdings, Inc.	1,000	186,510
Chemed Corp.	4,200	342,804
Conmed Corp.	15,720	492,508
DENTSPLY International, Inc.	8,700	368,445
Huntington Bancshares, Inc.	20,000	143,400
Integrated Silicon Solution, Inc. (1)	22,000	201,740
Johnson Controls, Inc.	6,000	210,060
KVH Industries, Inc. (1)	30,000	396,300
LifePoint Hospitals, Inc. (1)	4,500	216,000
Miller Industries, Inc.	14,000	211,540
National Oilwell Varco, Inc.	3,000	195,660
New York Community Bancorp, Inc.	10,000	135,500
Norfolk Southern Corp.	4,000	309,680
Northwest Natural Gas Co.	5,000	222,350
Pentair, Inc.	10,760	584,806
Starwood Hotels & Resorts Worldwide, Inc.	5,000	322,600
Tenneco, Inc. (1)	6,000	232,020
Wells Fargo & Co.	4,000	151,920

		5,637,133

TOTAL COMMON STOCKS (Cost $9,369,330)		13,356,221

PREFERRED STOCKS (4.4%)
UNITED STATES (4.4%)
HSBC USA, Inc., Series F, 3.50%, Callable 5/30/13 (2) (3)	18,000	405,540
HSBC USA, Inc., Series G, 4.00%, Callable 5/30/13 (2) (3)	10,000	243,100

TOTAL PREFERRED STOCKS (Cost $467,195)		648,640

See accompanying notes to financial statements.

8

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

SCHEDULES OF INVESTMENTS – April 30, 2013 (Unaudited)

Commonwealth Global Fund

	Contracts	Value

CALL OPTION (0.1%)
UNITED STATES (0.1%)
Apple, Inc., Strike Price: $425.00, Expiration 1/18/2014 (1)	5	$22,600

TOTAL CALL OPTIONS (Cost $22,360)		22,600

	Shares

SHORT-TERM INVESTMENTS (6.1%)
Federated Government Obligations Fund, 0.01% (4)	893,994	893,994

TOTAL SHORT-TERM INVESTMENTS (Cost $893,994)		893,994

TOTAL INVESTMENTS (101.1%) (Cost $10,752,879)		14,921,455
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)		(164,156)

NET ASSETS (100.0%)		$14,757,299

(1)	Non-income producing.
(2)	Callable.
(3)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2013.
(4)	Rate disclosed is the seven day yield as of April 30, 2013.
ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to financial statements.

9

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

SCHEDULES OF INVESTMENTS – April 30, 2013 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (96.2%)
BUILDING MATERIALS (11.4%)
Cemex SAB de CV ADR (1)	24,598	$276,733
CRH PLC ADR	3,000	64,530
James Hardie Industries NV – ADR	9,000	472,050
Lafarge SA ADR	5,000	81,000
Pretoria Portland Cement Co., Ltd. ADR	12,500	91,500

		985,813

ENGINEERING & CONSTRUCTION (2.6%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	161,343
Kajima Corp. ADR	2,000	63,650

		224,993

HOME BUILDERS (5.5%)
China Housing & Land Development, Inc. (1)	40,000	71,200
Desarrolladora Homex SAB
de CV ADR (1)	13,000	63,440
MDC Holdings, Inc.	5,000	188,000
Toll Brothers, Inc. (1)	4,500	154,395

		477,035

LODGING (10.0%)
Home Inns & Hotels Management, Inc. ADR (1)	8,500	211,820
InterContinental Hotels Group PLC ADR	5,866	173,340
Marriott International, Inc., Class A	5,035	216,807
Ryman Hospitality Properties	5,924	263,381

		865,348

REAL ESTATE (7.1%)
Alto Palermo SA ADR	11,500	165,025
Gafisa SA ADR (1)	12,000	47,640
IRSA Inversiones y Representaciones SA ADR	6,000	51,720
WP Carey & Co., LLC	5,000	352,600

		616,985

REITS – APARTMENTS (9.2%)
AvalonBay Communities, Inc.	1,347	179,205
Campus Crest Communities, Inc.	11,000	150,260
Equity Residential	5,700	330,942
Essex Property Trust, Inc.	900	141,345

		801,752

REITS – DIVERSIFIED (4.3%)
Vornado Realty Trust	2,307	202,001
Washington Real Estate Investment Trust	6,000	171,360

		373,361

REITS – HEALTH CARE (2.2%)
Health Care REIT, Inc.	2,500	187,425

REITS – HOTELS (8.1%)
Host Hotels & Resorts, Inc.	15,317	279,841
LaSalle Hotel Properties	11,000	285,230
Pebblebrook Hotel Trust	5,000	135,800

		700,871

REITS – OFFICE PROPERTY (13.8%)
Alexandria Real Estate Equities, Inc.	2,500	181,925
BioMed Realty Trust, Inc.	9,000	202,590
Boston Properties, Inc.	2,500	273,575
Corporate Office Properties Trust SBI MD	4,000	115,960
Douglas Emmett, Inc.	6,000	157,020
SL Green Realty Corp.	3,000	272,100

		1,203,170

REITS – SHOPPING CENTERS (3.7%)
Acadia Realty Trust	4,985	142,322
Saul Centers, Inc.	4,100	183,680

		326,002

REITS – SINGLE TENANT (1.8%)
National Retail Properties, Inc.	4,000	158,720

REITS – STORAGE (5.0%)
Extra Space Storage, Inc.	9,900	431,442

REITS – WAREHOUSE/INDUSTRIES (2.2%)
EastGroup Properties, Inc.	3,000	189,210

RETAIL (2.2%)
Kingfisher PLC ADR	20,000	193,200

SAVINGS & LOANS (2.0%)
Harleysville Savings Financial Corp.	8,675	169,163

TELECOMMUNICATIONS (5.1%)
American Tower Corp., Class A	2,500	209,975
SBA Communications Corp., Class A (1)	3,000	236,970

		446,945

TOTAL COMMON STOCKS (Cost $6,358,410)		8,351,435

EXCHANGE TRADED FUNDS (2.3%)
Guggenheim China Real Estate ETF	8,500	195,075

TOTAL EXCHANGE TRADED FUNDS (Cost $144,153)		195,075

See accompanying notes to financial statements.

10

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

SCHEDULES OF INVESTMENTS – April 30, 2013 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

SHORT-TERM INVESTMENTS (5.1%)
Federated Government Obligations Fund, 0.01% (2)	446,823	$446,823

TOTAL SHORT-TERM INVESTMENTS (Cost $446,823)		446,823

TOTAL INVESTMENTS (103.6%) (Cost $6,949,386)		8,993,333
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.6%)		(308,345)

NET ASSETS (100.0%)		$8,684,988

(1) Non-income producing.
(2) Rate disclosed is the seven day yield as of April 30, 2013.
ADR — American Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trusts

See accompanying notes to financial statements.

11

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2013 (Unaudited)

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

ASSETS:
Investments, at value (Cost $16,187,197, $2,047,470, $4,228,068, $10,752,879 and $6,949,386)	$23,629,100	$2,066,298	$5,578,289	$14,921,455	$8,993,333
Investments in affiliated companies, at value (Cost $758,318, $0, $0, $0 and $0)	338,017	—	—	—	—

Total Investments, at value (Cost $16,945,515, $2,047,470, $4,228,068, $10,752,879 and $6,949,386)	23,967,117	2,066,298	5,578,289	14,921,455	8,993,333
Foreign currency, at value (Cost $1,750,896, $16,211, $14,949, $0 and $0)	1,785,928	16,538	15,125	—	—
Interest and dividends receivable	17,817	2,415	25,099	76,180	18,571
Receivable for shares of beneficial interest issued	17,817	2,000	—	3,000	124
Receivable for investments sold	137,300	—	—	—	—
Due from adviser	—	7,003	—	—	—
Prepaid expenses	18,809	14,561	12,023	17,046	17,466

Total Assets	25,944,788	2,108,815	5,630,536	15,017,681	9,029,494

LIABILITIES:
Due to custodian	46,674	—	—	—	—
Payable for investments purchased	209,575	95,918	230,960	197,175	205,450
Payable for options written (Proceeds $0, $0, $0, $0 and $13,410)	—	—	—	—	6,795
Payable for shares of beneficial interest redeemed	19,963	—	—	—	97,151
Accrued expenses and other payables:
Management fees (Note 4)	15,541	—	2,992	8,963	5,361
Administration	13,497	1,288	2,796	8,090	4,899
Distribution	10,511	799	1,915	13,751	4,586
Accounting and transfer agent	13,477	3,419	7,930	6,751	5,159
Trustee	9,135	717	1,705	5,415	3,191
Compliance	6,171	491	1,034	3,600	2,148
Custodian	2,482	227	345	493	325
Other	27,723	1,627	4,625	16,144	9,441

Total Liabilities	374,749	104,486	254,302	260,382	344,506

NET ASSETS	$25,570,039	$2,004,329	$5,376,234	$14,757,299	$8,684,988

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE:(a)
(1,912,985, 196,379, 1,762,400, 946,965 and 692,503, shares of beneficial interest outstanding, respectively.)	$13.37	$10.21	$3.05	$15.58	$12.54

NET ASSETS CONSIST OF:
Paid-in-beneficial interest	$18,164,149	$1,968,160	$5,067,461	$10,447,751	$7,509,716
Accumulated net investment income (loss)	169,725	8,725	(150,401)	(125,225)	(67,893)
Accumulated net realized gains (losses) from investments, option contracts and foreign currency transactions	181,343	8,292	(890,366)	266,197	(807,397)
Net unrealized appreciation on investments, option contracts and foreign currency translations	7,054,822	19,152	1,349,540	4,168,576	2,050,562

NET ASSETS	$25,570,039	$2,004,329	$5,376,234	$14,757,299	$8,684,988

(a)
Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to the Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

12

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

STATEMENTS OF OPERATIONS – April 30, 2013 (Unaudited)

	Commonwealth				Commonwealth
	Australia/		Commonwealth	Commonwealth	Real Estate
	New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

INVESTMENT INCOME:
Interest income	$36,863	$940	$15	$50	$4,820
Dividend income, unaffiliated issuers	651,840	24,514	35,415	179,980	140,399
Foreign tax withholding	(82,322)	(1,731)	(2,426)	(10,606)	—

Total Investment Income	606,381	23,723	33,004	169,424	145,219

EXPENSES:
Management fees (Note 4)	91,031	10,473	15,166	52,968	30,981
Legal fees	27,275	1,562	4,480	16,553	9,300
Administration fees	86,721	6,233	14,467	50,467	29,604
Accounting and transfer agent fees	44,305	11,821	26,314	22,176	17,050
Distribution fees	30,344	2,095	5,055	16,516	10,327
Custodian fees	7,648	875	703	1,669	1,091
Miscellaneous fees	10,609	978	1,969	6,335	3,756
Audit fees	15,344	1,149	2,665	9,012	5,303
Trustee fees and expenses	19,195	1,503	3,033	10,710	6,222
Consulting services fees	1,385	97	221	802	470
Compliance fees	25,043	1,784	4,036	14,496	8,502
Insurance fees	9,627	583	1,796	5,981	3,436
State registration and filing fees	9,141	9,643	8,505	9,266	10,026
Printing and postage fees	12,073	1,280	1,775	6,098	3,708
Interest expense	—	—	24	—	—

Total Expenses	389,741	50,076	90,209	223,049	139,776

Waiver of fees and reimbursement of expenses (Note 4)	—	(50,076)	—	—	—

Net expenses	389,741	—	90,209	223,049	139,776

Net Investment Income (Loss)	216,640	23,723	(57,205)	(53,625)	5,443

REALIZED/UNREALIZED GAIN ON INVESTMENTS, OPTION CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments, unaffiliated issuers	336,843	6,331	(67,773)	286,543	10,014
Net realized gain (loss) from option contracts	—	—	(14,576)	—	30,016
Net realized gain (loss) on foreign currency transactions	27,522	1,961	(16,310)	—	—
Net change in unrealized appreciation/depreciation on:
Investments, unaffiliated issuers	2,212,294	(9,205)	916,327	1,164,377	818,713
Investments, affiliated issuers	33,961	—	—	—	—
Option contracts	—	—	22,225	240	32,605
Rights	—	(1,232)	—	—	—
Foreign currency translations	38,537	(730)	(64)	—	—

Net realized/unrealized gain (loss) from investments, option contracts and foreign currency transactions	2,649,157	(2,875)	839,829	1,451,160	891,348

Net Increase In Net Assets Resulting From Operations	$2,865,797	$20,848	$782,624	$1,397,535	$896,791

See accompanying notes to financial statements.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth
	Australia/New Zealand Fund		Africa Fund

	Six Months Ended		Six Months Ended
	April 30, 2013	Year Ended	April 30, 2013	Period Ended
	(Unaudited)	October 31, 2012	(Unaudited)	October 31, 2012(a)

OPERATIONS:
Net investment income (loss)	$216,640	$262,838	$23,723	$10,377
Net realized gain (loss) from investments	336,843	879,348	6,331	—
Net realized gain (loss) from option contracts	—	—	—	—
Net realized gain from rights	—	17,003	—	—
Net realized gain (loss) from foreign currency transactions	27,522	(2,300)	1,961	(5,517)
Net change in unrealized appreciation (depreciation) on investments, option contracts, rights and foreign currency translations	2,284,792	1,497,953	(11,167)	30,319

Change in net assets resulting from operations	2,865,797	2,654,842	20,848	35,179

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:	(310,746)	(231,695)	(23,881)	—
Net realized gains:	—	—	—	—

Change in net assets from distributions	(310,746)	(231,695)	(23,881)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,297,009	3,723,251	797,618	1,373,853
Dividends reinvested	293,826	218,231	23,784	—
Cost of shares redeemed	(2,923,232)	(5,429,542)	(170,089)	(52,993)
Redemption fees	32	27	10	—

Change in net assets resulting from capital transactions	667,635	(1,488,033)	651,323	1,320,860

Change in net assets	3,222,686	935,114	648,290	1,356,039

NET ASSETS:
Beginning of period	22,347,353	21,412,239	1,356,039	—

End of period	$25,570,039	$22,347,353	$2,004,329	$1,356,039

Accumulated net investment income (loss)	$169,725	$263,831	$8,725	$8,883

SHARE TRANSACTIONS:
Issued	262,607	347,614	78,065	138,021
Reinvested	23,811	22,110	2,268	—
Redeemed	(228,079)	(505,576)	(16,489)	(5,486)

Change in shares	58,339	(135,852)	63,844	132,535

(a)	Reflects operations for the period from November 7, 2011 (inception date) to October 31, 2012.

See accompanying notes to financial statements.

14

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth		Commonwealth		Commonwealth
Japan Fund		Global Fund		Real Estate Securities Fund

Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2013	Year Ended	April 30, 2013	Year Ended	April 30, 2013	Year Ended
(Unaudited)	October 31, 2012	(Unaudited)	October 31, 2012	(Unaudited)	October 31, 2012

$(57,205)	$(115,774)	$(53,625)	$(112,945)	$5,443	$(91,397)
(67,773)	123,173	286,543	(19,297)	10,014	(132,284)
(14,576)	(38,716)	—	—	30,016	—
—	—	—	—	—	—
(16,310)	7,014	—	—	—	—

938,488	(210,489)	1,164,617	577,629	851,318	1,346,246

782,624	(234,792)	1,397,535	445,387	896,791	1,122,565

—	—	—	—	—	—
—	—	—	(1,332,683)	—	—

—	—	—	(1,332,683)	—	—

1,715,292	1,092,483	778,436	916,081	648,683	278,311
—	—	—	1,305,051	—	—
(1,138,637)	(634,582)	(729,962)	(1,307,983)	(684,096)	(871,009)
—	18	4	10	21	11

576,655	457,919	48,478	913,159	(35,392)	(592,687)

1,359,279	223,127	1,446,013	25,863	861,399	529,878

4,016,955	3,793,828	13,311,286	13,285,423	7,823,589	7,293,711

$5,376,234	$4,016,955	$14,757,299	$13,311,286	$8,684,988	$7,823,589

$(150,401)	$(93,196)	$(125,225)	$(71,600)	$(67,893)	$(73,336)

610,292	417,917	53,201	65,767	55,648	26,926
—	—	—	98,607	—	—
(429,445)	(241,723)	(48,588)	(93,537)	(57,342)	(83,159)

180,847	176,194	4,613	70,837	(1,694)	(56,233)

See accompanying notes to financial statements.

15

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

FINANCIAL HIGHLIGHTS

Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	4/30/13		ended	ended	ended	ended	ended
	(Unaudited)		10/31/12	10/31/11	10/31/10	10/31/09	10/31/08

Net Asset Value, Beginning of Period	$12.05		$10.76	$10.74	$9.84	$10.87	$20.34

Change in net assets from operations:
Net investment income	0.11		0.14	0.12	0.08	0.08 (a)	1.04
Net realized and unrealized gain (loss) from investments	1.37		1.27	0.07 (b)	0.82	1.95	(8.47)

Total from investment activities	1.48		1.41	0.19	0.90	2.03	(7.43)

Distributions
Net investment income	(0.16)		(0.12)	(0.17)	—	(1.80)	(0.60)
Net realized gains	—		—	—	—	(1.26)	(1.44)

Total distributions	(0.16)		(0.12)	(0.17)	—	(3.06)	(2.04)

Redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—

Net Asset Value, End of Period	$13.37		$12.05	$10.76	$10.74	$9.84	$10.87

Total return	12.40	%(d)	13.31%	1.85%	9.15%	29.09%	(40.25)%

Net assets at end of period (000’s)	$25,570		$22,347	$21,412	$24,975	$28,975	$19,964

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.21	%(e)	3.32%	3.08%	3.24%	3.59%	2.74%
Ratio of gross expenses before reimbursement to average net assets	3.21	%(e)	3.32%	3.08%	3.24%	3.59%	2.74%
Ratio of net investment income to average net assets	1.78	%(e)	1.26%	1.20%	1.05%	0.95%	5.67%
Portfolio turnover rate	11	%(d)	8%	22%	12%	34%	21%

(a)	Calculated using the average shares method.
(b)
The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

FINANCIAL HIGHLIGHTS

Africa Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six
	months ended		For the Period
	4/30/13		ended
	(Unaudited)		10/31/12(a)

Net Asset Value, Beginning of Period	$10.23		$10.00

Change in net assets from operations:
Net investment income	0.13		0.08
Net realized and unrealized gain from investments	0.01		0.15

Total from investment activities	0.14		0.23

Distributions
Net investment income	(0.16)		—

Total distributions	(0.16)		—

Redemption fees	—	(b)	—

Net Asset Value, End of Period	$10.21		$10.23

Total return	1.33	%(c)	2.30	%(c)

Net assets at end of period (000’s)	$2,004		$1,356

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	—	%(d)(f)	0.70	%(d)(e)
Ratio of gross expenses before reimbursement to average net assets	5.96	%(d)	8.32	%(d)
Ratio of net investment income to average net assets	2.82	%(d)	1.32	%(d)
Portfolio turnover rate	5	%(c)	—	%(c)

(a)	Reflects operations for the period from November 7, 2011 (inception date) to October 31, 2012.
(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio of net expenses are the combined result of $9,801 in contractual waivers representing (1.25)% and $49,962 in voluntary reimbursements representing (6.37)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.

(f)
The ratio of net expenses are the combined result of $10,473 in contractual waivers representing (1.25)% and $39,603 in voluntary reimbursements representing (4.71)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.

See accompanying notes to financial statements.

17

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

FINANCIAL HIGHLIGHTS

Commonwealth Japan Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six
	months ended		For the year	For the year		For the year	For the year		For the year
	4/30/13		ended	ended		ended	ended		ended
	(Unaudited)		10/31/12	10/31/11		10/31/10	10/31/09		10/31/08

Net Asset Value, Beginning of Period	$2.54		$2.70	$2.80		$2.69	$2.47		$3.82

Change in net assets from operations:
Net investment loss	(0.03)		(0.07)	(0.09)		(0.07)	(0.06	)(a)	(0.04)
Net realized and unrealized gain (loss) from investments	0.54		(0.09)	(0.01	)(b)	0.18	0.28		(1.31)

Total from investment activities	0.51		(0.16)	(0.10)		0.11	0.22		(1.35)

Redemption fees	—		— (c)	—	(c)	— (c)	—	(c)	—

Net Asset Value, End of Period	$3.05		$2.54	$2.70		$2.80	$2.69		$2.47

Total return	20.08	%(d)	(5.93)%	(3.57)%		4.09%	8.91%		(35.34)%

Net assets at end of period (000’s)	$5,376		$4,017	$3,794		$4,017	$4,432		$4,905

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	4.44	%(e)	4.84%	3.91%		4.24%	4.56%		3.33%
Ratio of gross expenses before reimbursement to average net assets	4.44	%(e)	4.84%	3.91%		4.24%	4.56%		3.33%
Ratio of net investment loss to average net assets	(2.82	)%(e)	(3.01)%	(2.52)%		(2.45)%	(2.58)%		(1.36)%
Portfolio turnover rate	13	%(d)	20%	62%		10%	30%		10%

(a)	Calculated using the average shares method.
(b)
The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.

18

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

FINANCIAL HIGHLIGHTS

Commonwealth Global Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six
	months ended		For the year	For the year		For the year	For the year		For the year
	4/30/13		ended	ended		ended	ended		ended
	(Unaudited)		10/31/12	10/31/11		10/31/10	10/31/09		10/31/08

Net Asset Value, Beginning of Period	$14.13		$15.24	$15.44		$13.40	$11.16		$19.97

Change in net assets from operations:
Net investment loss	(0.05)		(0.12)	(0.07)		(0.12)	(0.10	)(a)	(0.02)
Net realized and unrealized gain (loss) from investments	1.50		0.54	(0.13	)(b)	2.16	2.34		(7.60)

Total from investment activities	1.45		0.42	(0.20)		2.04	2.24		(7.62)

Distributions
Net investment income	—		—	—		—	—		(0.01)
Net realized gains	—		(1.53)	—		—	—		(1.18)

Total distributions	—		(1.53)	—		—	—		(1.19)

Redemption fees	—	(c)	— (c)	—	(c)	— (c)	—	(c)	—

Net Asset Value, End of Period	$15.58		$14.13	$15.24		$15.44	$13.40		$11.16

Total return	10.26	%(d)	3.47%	(1.30)%		15.22%	20.07%		(40.36)%

Net assets at end of period (000’s)	$14,757		$13,311	$13,285		$16,574	$14,953		$13,328

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.16	%(e)	3.31%	3.05%		3.02%	3.40%		2.43%
Ratio of gross expenses before reimbursement to average net assets	3.16	%(e)	3.31%	3.05%		3.02%	3.40%		2.43%
Ratio of net investment loss to average net assets	(0.76	)%(e)	(0.85)%	(0.38)%		(0.85)%	(0.92)%		(0.12)%
Portfolio turnover rate	7	%(d)	11%	18%		10%	12%		7%

(a)	Calculated using the average shares method.
(b)
The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.

19

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

FINANCIAL HIGHLIGHTS

Commonwealth Real Estate Securities Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six
	months ended		For the year	For the year		For the year	For the year		For the year
	4/30/13		ended	ended		ended	Ended		ended
	(Unaudited)		10/31/12	10/31/11		10/31/10	10/31/09		10/31/08

Net Asset Value, Beginning of Period	$11.27		$9.72	$10.09		$8.42	$7.56		$14.21

Change in net assets from operations:
Net investment income (loss)	0.01		(0.13)	(0.16)		(0.09)	(0.01	)(a)	(0.08)
Net realized and unrealized gain (loss) from investments	1.26		1.68	(0.21	)(b)	1.76	0.87		(5.45)

Total from investment activities	1.27		1.55	(0.37)		1.67	0.86		(5.53)

Distributions
Net realized gains	—		—	—		—	—		(0.95)
Return of capital	—		—	—		—	—		(0.17)

Total distributions	—		—	—		—	—		(1.12)

Redemption fees	—	(c)	— (c)	—	(c)	—	—		—

Net Asset Value, End of Period	$12.54		$11.27	$9.72		$10.09	$8.42		$7.56

Total return	11.27	%(d)	15.95%	(3.67)%		19.83%	11.38%		(41.65)%

Net assets at end of period (000’s)	$8,685		$7,824	$7,294		$9,063	$8,189		$8,190

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.38	%(e)	3.53%	3.29%		3.22%	3.71%		2.55%
Ratio of gross expenses before reimbursement to average net assets	3.38	%(e)	3.53%	3.29%		3.22%	3.71%		2.55%
Ratio of net investment income (loss) to average net assets	0.13	%(e)	(1.20)%	(1.48)%		(0.89)%	(0.11)%		(0.66)%
Portfolio turnover rate	3	%(d)	5%	7%		21%	5%		13%

(a)	Calculated using the average shares method.
(b)
The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.

20

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the “Trust”) was organized as a Massachusetts business trust on May 8, 1986, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund (the “Africa Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”).

Note 2 – Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e. Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of financial statements for the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Valuation of Securities  – Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500 Futures, Tokyo close to New York close. In the Africa Fund, the measure is based on a comparison between the S&P 500 Futures, London close to New York close.

B) Fair Value Measurements  – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds have adopted Accounting Standards Update No. 2011-04,Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reason for the transfers.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited) (Continued)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2013:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$22,187,744	$—	$—	$22,187,744
Corporate Bonds	1,145,517	—	—	1,145,517
Preferred Stocks	633,856	—	—	633,856

Total	$23,967,117	$—	$—	$23,967,117

	Africa Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$1,316,165	$—	$—	$1,316,165
Exchange Traded Funds	485,655	—	—	485,655
Sovereign Bonds	24,635	—	—	24,635
Short Term Investments	239,843	—	—	239,843

Total	$2,066,298	$—	$—	$2,066,298

	Japan Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$4,426,638	$—	$—	$4,426,638
Exchange Traded Funds	436,000	—	—	436,000
Short Term Investments	715,651	—	—	715,651

Total	$5,578,289	$—	$—	$5,578,289

	Global Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$11,117,810	$—	$—	$11,117,810
United Kingdom	1,903,397	335,014	—	2,238,411
Preferred Stocks*	648,640	—	—	648,640
Call Options	22,600	—	—	22,600
Short Term Investments	893,994	—	—	893,994

Total	$14,586,441	$335,014	$—	$14,921,455

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited) (Continued)

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$8,351,435	$—	$—	$8,351,435
Exchange Traded Funds	195,075	—	—	195,075
Short Term Investments	446,823	—	—	446,823

Total	$8,993,333	$—	$—	$8,993,333

*	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**	There were no Level 3 securities held as of April 30, 2013.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation on Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities Fund
Written Options	$6,615	$—	$—	$6,615

Total	$6,615	$—	$—	$6,615

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As described in Note 3 – Significant Accounting Policies under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the period ended April 30, 2013, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and the Japan Fund were fair valued. On October 31, 2012 and April 30, 2013, conditions were not met requiring securities to be fair valued and therefore, categorized in Level 1. For the period ended April 30, 2013 there were no transfers between each of the three levels.

C) Currency Translation – For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited) (Continued)

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2009-2013 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the period ended April 30, 2013, the Australia/New Zealand Fund, Africa Fund, Japan Fund, Global Fund, and Real Estate Fund had contributions to capital due to redemption fees in the amount of $32, $10, $0, $4 and $21, respectively.

I) Option Accounting Principles – A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s inability to be able to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. As of April 30, 2013, the Funds held no foreign currency contracts.

K) Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian bank takes possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral value by the Funds may be delayed or limited.

L) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited) (Continued)

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp. as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a monthly fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund other than the Africa Fund for which it receives 1.25% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive the Management Fee of 1.25% for the Africa Fund through February 28, 2014. The Advisor may not terminate this arrangement prior to February 28, 2014 unless the investment advisory agreement is terminated. The Africa Fund has agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three years of the date of any such waiver and such repayment does not cause the Africa Fund’s total fund operating expenses to exceed 3.30%. For the period ended April 30, 2013, the Advisor waived Management Fees in the Africa Fund in the amount of $10,473 which is subject to recoupment. For the period ended April 30, 2013, the Advisor chose to voluntarily reimburse beyond its contractual agreement in the Africa Fund in the amount of $39,603, an amount which is not subject to recoupment. As of April 30, 2013, the Africa Fund has $9,801 subject to recoupment through October 31, 2015 and an additional $10,473 through April 30, 2016.

Certain officers of the Trust are also officers of FCA.

B) Administration, Fund Accounting and Transfer Agent – UMB Fund Services, Inc. (“UMB”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services UMB receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. An officer of the Trust also is an employee of UMB, but is paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – UMB Distribution Services, LLC, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee. UMB Distribution Services, LLC is an affiliate of UMB.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Fund’s assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Fund and the servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Fund’s shares. These amounts are disclosed on the Statement of Operations under Distribution fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board of Trustees has currently authorized each Fund to pay out only 0.25% under its Plan. If the Trustees’ intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel – The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively & Associates, Inc., but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 – Investments in Affiliates

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended April 30, 2013 appears below:

							Change in			Realized
	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Dividend	Gain
Security Held	of Ownership	10/31/12	4/30/13	10/31/12	Purchases	Sales	Depreciation	4/30/13	Income	(Loss)

Mowbray Collectables Ltd.	7.36%	821,593	821,593	$304,056	—	—	$33,961	$338,017	$—	$—

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited) (Continued)

Note 6 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2013 were as follows:

	Purchases	Sales

Australia/New Zealand Fund	$2,443,114	$2,481,623
Africa Fund	658,233	75,845
Japan Fund	819,385	494,062
Global Fund	1,014,128	881,041
Real Estate Securities Fund	298,590	275,942

Note 7 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

The following is a summary of the Commonwealth Real Estate Securities Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding @ 10/31/2012	—	$—
Options written	45	13,410
Options expired	—	—
Options exercised	—	—
Options closed	—	—

Outstanding @ 4/30/2013	45	$13,410

At April 30, 2013, the Real Estate Securities Fund had the following outstanding written options:

		Expiration	Exercise	Number Of	Market	Unrealized
Contracts	Type	Date	Price	Contracts	Value	Appreciation

Toll Brothers, Inc.	Call	9/21/2013	$38.00	45	$6,795	$6,615

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited) (Continued)

Note 8 – Derivatives

The Funds’ use of derivatives for the period ended April 30, 2013 was limited to options, foreign exchange contracts and rights issuances. The derivative instruments outstanding as of April 30, 2013, as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Funds. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

	Statements of Assets and Liabilities		Statements of Operations

				Amount of	Amount of
Fund/Financial	Location of Asset/Liability		Location of Gain (Loss) on	Realized	Unrealized
Instrument Type	Derivatives	Value	Derivatives Recognized	Gain (Loss)	Gain (Loss)

Africa Fund
Rights Issuances			Net change in unrealized
			appreciation/(depreciation) on rights	$—	$(1,232)
Japan Fund
Equity Contracts			Net realized loss from option contracts	(14,576)	—
			Net change in unrealized
			appreciation/(depreciation) on option
			contracts	—	22,225
Global Fund
Equity Contracts	Investments, at value		Net change in unrealized
	(Purchase options)	22,600	appreciation/(depreciation) on option
			contracts	—	240
Real Estate Securities Fund
Equity Contracts	Payable for options		Net realized gain from option contracts	30,016	—
	written (Written options)	(6,795)
			Net change in unrealized
			appreciation/(depreciation) on option
			contracts	—	32,605

Note 9 – Tax Matters

As of October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Undistributed ordinary income	$310,698	$8,883	$—	$—	$—
Undistributed long-term capital gains	—	—	—	—	—

Tax accumulated earnings	310,698	8,883	—	—	—
Accumulated capital and other losses	(180,946)	—	(881,836)	(91,937)	(898,370)
Unrealized appreciation on investments	4,726,404	29,265	408,602	3,003,950	1,176,851
Unrealized appreciation (depreciation) on foreign currency	(5,317)	1,054	(617)	—	—

Total accumulated earnings (deficit)	$4,850,839	$39,202	$(473,851)	$2,912,013	$278,481

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited) (Continued)

At April 30, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$8,832,506	$110,891	$1,528,441	$4,349,476	$2,686,224
Gross unrealized depreciation	(1,812,980)	(92,063)	(178,220)	(180,911)	(680,505)
Net unrealized appreciation on foreign currency translations	33,220	323	(681)	—	—

Net unrealized appreciation (depreciation)	$7,052,746	$19,151	$1,349,540	$4,168,565	$2,005,719

Cost of investments	$16,947,591	$2,047,470	$4,228,068	$10,752,890	$6,987,614

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”)

The tax character of distributions paid during the tax years ended October 31, 2012 and 2011 were as follows:

	Australia/New								Real Estate
	Zealand Fund		Africa Fund		Japan Fund		Global Fund		Securities Fund

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011

Distributions paid from:
Ordinary Income	$231,695	$370,401	$—	$—	$—	$—	$ —	$—	$—	$—
Net long-term capital gains	—	—	—	—	—	—	1,332,683	—	—	—

Total distributions paid	$231,695	$370,401	$—	$—	$—	$—	$1,332,683	$—	$—	$—

As of October 31, 2012, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Australia/New			Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund

	Short-term	Short-term	Short-term	Short-term	Long-term

For losses expiring October 31,
2016	$ —	$ —	$ —	$169,716	$ —
2017	180,946	791,707	—	—	—
2018	—	—	—	493,840	—
Non-Expiring	—	—	20,337	—	155,540

	$180,946	$791,707	$20,337	$663,556	$155,540

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2012, the Australia/New Zealand Fund and Japan Fund utilized $778,267 and $84,457, respectively, of their capital loss carryovers.

As of October 31, 2012, the Japan, Global and Real Estate Securities Funds, respectively, had $90,129, $71,600 and $79,274 of qualified late-year ordinary losses, which are deferred until fiscal year 2013 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited) (Continued)

Note 10 – Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provided a line of credit in an amount of up to $3,500,000 for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow to the lesser of 1/3 of the value of its net assets taken at market value, at the time of the borrowing, including the amount borrowed, or 5% of the Fund’s total assets valued at costs, excluding the amount borrowed. Under the terms of the Agreement, any principal balance outstanding would bear interest at the Federal Funds Rate in effect at that time plus 1.50%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the period ended April 30, 2013 were as follows:

	Average	Average
	Principal	Interest Rate

Japan Fund	$129,663	1.66%

During the period ended April 30, 2013 the Funds had no borrowings outstanding under the Agreement. As of April 30, 2013, the Australia/New Zealand Fund had $46,674 in custody overdrafts outstanding. It is the Custodian’s policy to utilize the line of credit for draws greater than $50,000.

Note 11 – Contractual Obligations

Under the Funds organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown.

Note 12 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by Africa issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries that other funds invested in securities of issuers in a broader region may not be exposed to. The Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS – April 30, 2013 (Unaudited) (Continued)

Note 13 – Legal Matters

On October 22, 2010, Edward S. Weisfelner, as Trustee of the LB Creditor Trust (the “Plaintiff”), filed a suit in the Supreme Court of the State of New York in the County of New York against, among numerous other defendants, the Trust’s custodian (the “Custodian”) as a record holder of shares of Lyondell Chemical Company (“Lyondell”). The action was removed to the United States District Court for the Southern District of New York and then referred to the United States Bankruptcy Court for the Southern District of New York. Among the shares alleged to have been held by the Custodian were 10,000 shares for which the Commonwealth Global Fund (the “Global Fund”) was a beneficial shareholder. On December 19, 2011, the Plaintiff filed a Second Amended Complaint in the U.S. Bankruptcy Court, Southern District of New York, naming the Global Fund as a defendant. Generally, the Plaintiff’s claim alleges that a merger transaction, which closed on December 20, 2007, in which the Global Fund and the other shareholders of Lyondell disposed of their positions in Lyondell caused Lyondell to be insolvent and ultimately resulted in Lyondell filing for bankruptcy protection. Lyondell sought bankruptcy protection in cases filed on January 6, 2009 and April 24, 2009. The Plaintiff’s claim further alleges that, under various theories under state law, the transaction constituted a fraudulent transfer. The Plaintiff is seeking to set aside and recover the entire amount of the transfer, which is alleged to be approximately $5.9 billion. The Global Fund’s proceeds from the transaction amounted to $479,700. As of this date, the suit has only involved preliminary procedural filings, including Motions to Dismiss the Complaint. To date, the Trust has joined in the response with several other defendants in the case seeking to dismiss the claims. The Court has not yet rendered a decision as to the motion to dismiss. The Trust expects to continue participating in the defense of this case, albeit as a direct defendant.

Note 14 – Subsequent Events

Within the financial statements, the Funds are required to recognize the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the funds are required to disclose the nature of the event as well as an estimate of its financial effect, on a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuances of these financial statements and has noted no such events.

Note 15 – New Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the Financial Accounting Standards Board issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

ADDITIONAL INFORMATION – April 30, 2013 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13	11/1/12 – 4/30/13

Australia/New Zealand Fund	$1,000.00	$1,124.00	$16.91	3.21%
Africa Fund	1,000.00	1,013.30	—	—
Japan Fund	1,000.00	1,200.80	24.23	4.44%
Global Fund	1,000.00	1,102.60	16.47	3.16%
Real Estate Securities Fund	1,000.00	1,112.70	17.71	3.38%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/12	4/30/13	11/1/12 – 4/30/13	11/1/12 – 4/30/13

Australia/New Zealand Fund	$1,000.00	$1,009.10	$15.99	3.21%
Africa Fund	1,000.00	1,025.00	—	—
Japan Fund	1,000.00	1,003.00	22.05	4.44%
Global Fund	1,000.00	1,009.40	15.74	3.16%
Real Estate Securities Fund	1,000.00	1,008.20	16.83	3.38%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

ADDITIONAL INFORMATION – April 30, 2013 (Unaudited) (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS – April 30, 2013 (Unaudited)

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), The Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to Investment the Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 27-28, 2013, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

Legal Counsel reviewed with the Board a memorandum from Counsel dated February 1, 2013 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Legal Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. It was noted that the continuation of the Agreements was discussed earlier in Governance, Nomination and Compensation Committee (“GNC Committee”) meeting that had occurred prior to this Meeting, as well as in a special meeting of the GNC Committee held on January 28, 2013 and in preliminary discussions with FCA at the Board’s December 2012 quarterly meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. It was noted that in addition to the original request letter to FCA, the GNC Committee had requested supplemental information from FCA in a correspondence — it was noted that FCA had responded to that request for supplemental information.

The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA; (vii) information on relevant developments in the mutual fund industry and how the Funds and/or FCA are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including financial information from the parent company of FCA (FCA Holdings), a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ performance and expenses; and (iv) benefits to be realized by FCA from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be consider for purposes of disclosure in the Funds’ next set of financial statements.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS – April 30, 2013 (Unaudited) (Continued)

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCAunder each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Funds among the service providers and the Independent Trustees; and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to retain, qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; FCA’s creativity in responding to difficult situations; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including the education and experience of FCA’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. After reviewing the foregoing information and further information in the materials provided by FCA (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to the Commonwealth Australia/New Zealand Fund (“Australia/New Zealand Fund”), the Trustees indicated their belief that the investment strategy of that Fund made it difficult to compare the investment performance of that Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted the overall relative performance that the Fund had experienced on a short and long-term basis in comparison to category to which this Fund was assigned by an independent rating organization —the Trustees observed that the Fund had outperformed the category average for the trailing 12 months and for the three and five year periods although it trailed the category average for the ten averages. With respect to the Commonwealth Japan Fund (“Japan Fund”), the Trustees noted that the Fund had underperformed its peer group category in the short-term and longer term periods — the Trustees noted the challenges faced by FCA in managing that Fund as a result of its small asset size. With respect to the Commonwealth Global Fund (“Global Fund”), the Trustees noted that the Fund had slightly underperformed its category in both the short-term and longer-term periods. With respect to the Commonwealth Real Estate Fund (“Real Estate Fund”), the Trustees noted that the Fund had outperformed its category for the trailing 12 months, but had underperformed the average for the three year period. With respect to the Africa Fund (“Africa Fund”), the Trustees noted that the Fund had not been in existence, but that it had slightly underperformed its category for the trailing 12 month period. After reviewing and discussing the short and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and FCA was satisfactory.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2013

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS – April 30, 2013 (Unaudited) (Continued)

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) FCA’s financial condition (as reflected in the financial statements of its parent company) and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by FCAregarding its profits associated with managing the Funds. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees noted that FCA made certain assumptions in its profitability analysis and concluded that such assumptions and the rationales behind them were reasonable — the Trustees questioned these rationales and were satisfied with FCA’s responses to such questions. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were in line with other funds (in all cases lower than respective category average), the Funds’ total expenses were above the expense levels of the other identified comparable funds (each of the Funds other than the Africa Fund having the highest or near the highest expenses identified in their respective peer groups). The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful comparisons with other funds. The Trustees noted that while the Africa Fund’s management fee was above the category average (and was actually toward the higher end of the category), the overall expense ratio was lower than the category averages as a result of management fee waivers and certain voluntary expense limitations that FCAhad instituted since the Fund’s inception. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any advisor to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted FCA’s efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA if applicable asset levels are attained by the Funds. The Trustees noted that shareholders were not realizing such economies of scale at this point. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts; and the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)   Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)   Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
(Principal Executive Officer)
June 21, 2013

/s/ Terrance P. Gallagher
By: Terrance P. Gallagher
Treasurer
(Principal Financial Officer)
June 21, 2013